SHARE-BASED PAYMENTS - Share option plan black-scholes option pricing model (Details) - Share options - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average assumptions used in computing the fair value of stock options granted
Weighted average share price (CDN$)	$ 4.59	$ 4.95
Expected dividend yield	0.00%	0.00%
Expected volatility	44.80%	47.50%
Risk-free interest rate	1.80%	2.10%
Expected option life (in years)	4 years 6 months	4 years 6 months
Weighted average fair value per stock option granted (CDN$)	$ 1.79	$ 2.05